OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Liabilities [Line Items]
Other payables and accruals	¥ 2,281,024,560	$ 331,761,259	¥ 1,804,799,594
Payables For Purchase Of Property Plant And Equipment [Member]
Other Liabilities [Line Items]
Other payables and accruals	1,036,077,418		894,631,342
Freight Payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	354,320,859		351,465,861
Finance lease payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	287,441,586		227,457,961
Value -Added Tax And Other Tax Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	54,126,560		89,900,273
Accrued Warranty Cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	83,035,845		71,589,630
Accrued Utilities Rentals And Interest [Member]
Other Liabilities [Line Items]
Other payables and accruals	66,013,084		40,668,363
Government Grants Related To Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	2,018,720		6,551,657
Contracted Labor Fee [Member]
Other Liabilities [Line Items]
Other payables and accruals	62,191,471		39,766,982
Countervailing and anti-dumping duty [Member]
Other Liabilities [Line Items]
Other payables and accruals	176,534,482		12,091,245
Accrued Professional Service Fees [Member]
Other Liabilities [Line Items]
Other payables and accruals	10,432,042		19,271,636
Commission payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	92,962,871		21,549,703
Insurance premium payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	1,024,587		1,410,664
Public offering issuance cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	2,328,174		2,328,174
Others [Member]
Other Liabilities [Line Items]
Other payables and accruals	26,554,161		26,116,103
Accrued income tax [Member]
Other Liabilities [Line Items]
Other payables and accruals	¥ 25,962,700		¥ 0